                                                              1933 Act File No. 2-98237
                                                             1940 Act File No. 811-4314

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
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    Pre-Effective Amendment No.         ....................
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    Post-Effective Amendment No.___35___....................         X
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                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
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    Amendment No. __29__....................................         X
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                             INTERMEDIATE MUNICIPAL TRUST
                  (Exact Name of Registrant as Specified in Charter)

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire
                               Federated Investors Tower
                                  1001 Liberty Avenue
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)
It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X    on July 29, 2002   _ pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(i)
    on _________________ pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii)
      on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:
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Matthew G. Maloney, Esquire
Dickstein, Shapiro  Morin & Oshinsky, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037

Federated Investors
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

PROSPECTUS

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July 31, 2002

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A mutual fund seeking to provide current income exempt from federal regular income tax by investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of not less than three years nor more than ten years.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 6

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 11

How is the Fund Sold? 11

How to Purchase Shares 12

How to Redeem Shares 13

Account and Share Information 16

Who Manages the Fund? 17

Financial Information 18

Report of Ernst & Young LLP, Independent Auditors 36

Board of Trustees and Fund Officers 37

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities the income of which is exempt from federal regular income tax with an average weighted maturity of not less than three nor more than ten years. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's portfolio securities will be investment grade or of comparable quality.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risk. Issuers of tax-exempt securities may default on the payment of interest or principal when due.
  Call Risks. Issuers of tax-exempt securities may redeem the securities prior to maturity at a price below their current market value.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value (NAV).

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The Fund's total return for the six-month period from January 1, 2002 to June 30, 2002 was 4.42%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 4.55% (quarter ended March 31, 1995). Its lowest quarterly return was (3.85)% (quarter ended March 31, 1994).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 7 Year General Obligation Municipal Bond Index (LB7GO), a broad-based market index, and the Lipper Intermediate Municipal Debt Funds Average (LIMDFA). The LB7GO is an unmanaged index of municipal bonds, issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of six to eight years. As of January 1996, the index also includes zero coupon bonds and bonds subject to AMT. The LIMDFA represents the average of the total return reported by all mutual funds designated by Lipper Analytical Services, Inc. as falling into the category. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2001)

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	1 Year	5 Years	10 Years
Return Before Taxes	4.17%	4.45%	5.01%
Return After Taxes on Distributions[1]	4.17%	4.45%	5.01%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.34%	4.53%	5.04%
LB7GO	4.98%	5.54%	6.15%
LIMDFA	4.51%	4.83%	5.63%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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What are the Fund's Fees and Expenses?

FEDERATED INTERMEDIATE MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.82%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2002.

Total Waivers of Fund Expenses	0.22%
Total Actual Annual Fund Operating Expenses (after waivers)	0.60%

2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.37% for the fiscal year ended May 31, 2002.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.06% for the fiscal year ended May 31, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$	84

3 Years	$	262

5 Years	$	455

10 Years	$	1,014

What are the Fund's Investment Strategies?

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The Fund's investment objective is to provide current income exempt from Federal regular income tax. The Fund pursues this investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities the income of which is exempt from federal regular income tax with an average weighted maturity of not less than three nor more than ten years. Interest from the Fund's investments may be subject to AMT. The Fund's portfolio securities will be investment grade or of comparable quality. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and provide enhanced levels of income.

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The Adviser manages interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

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The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical ratings organizations (NRSROs).

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To select securities, the Adviser focuses on several factors. First, it considers sources available to the issuer for making principal and interest payments to assess whether the security's risk is commensurate with its potential return. Second, the Adviser considers the structure of the security; it seeks securities with favorable structural attributes such as protection against issuer calls. The Adviser attempts to provide enhanced levels of income, subject to these considerations and the Fund's maturity, quality and duration constraints, by purchasing securities offering the highest expected returns. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to AMT, which may offer higher returns.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to shareholders. This may also cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will re-evaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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CALL RISK

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Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated NAV. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions and to accounts for which financial institutions act in a fiduciary, advisory, agency, custodial, or similar capacity, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

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You may purchase Shares through an investment professional, or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

J. Scott Albrecht

J. Scott Albrecht has been the Fund's Portfolio Manager since July 1995. He is Vice President of the Fund. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since July 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 36.

Year Ended May 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$10.34	$ 9.87	$10.56	$10.69	$10.50
Income From Investment Operations:
Net investment income	0.46 [2]	0.49	0.49	0.51	0.53
Net realized and unrealized gain (loss) on investments	0.14 [2]	0.47	(0.69)	(0.13)	0.19

TOTAL FROM INVESTMENT OPERATIONS	0.60	0.96	(0.20)	0.38	0.72

Less Distributions:
Distributions from net investment income	(0.46)	(0.49)	(0.49)	(0.51)	(0.53)

Net Asset Value, End of Period	$10.48	$10.34	$ 9.87	$10.56	$10.69

Total Return[3]	5.93%	9.87%	(1.89)%	3.59%	6.98%

Ratios to Average Net Assets:

Expenses	0.60%	0.60%	0.58%	0.57%	0.57%

Net investment income	4.42%[2]	4.78%	4.88%	4.76%	4.97%

Expense waiver/reimbursement[4]	0.22%	0.24%	0.25%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$169,945	$171,493	$181,291	$243,368	$224,582

Portfolio turnover	32%	28%	43%	34%	35%

1 Beginning with the year ended May 31, 2000 the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective June 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended May 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

3 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2002

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--97.8%[2]
		Alaska--3.7
$4,000,000		Alaska State Housing Finance Corp., General Mortgage Revenue Bonds (Series A), 5.65% (MBIA INS), 12/1/2012	AAA/Aaa		$4,233,000
2,000,000		Pope County, AK, Refunding Revenue Bonds, 5.05% TOBs (Entergy Arkansas, Inc.), Mandatory Tender 9/1/2005	BBB-/Baa3		1,996,880

		TOTAL			6,229,880

		Arizona--3.7%
1,800,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.50%, 5/1/2012	NR		1,911,294
2,200,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.60%, 5/1/2013	NR		2,331,978
2,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		2,010,980

		TOTAL			6,254,252

		California--8.2%
1,000,000		Bay Area Toll Authority, CA, Toll Bridge Revenue Bonds (Series 2001D), 5.50%, 4/1/2011	AA/Aa3		1,120,520
2,000,000		California State Department of Water Resources, Water System Revenue Bonds (Series W), 5.50% (Central Valley Project), 12/1/2010	AA/Aa2		2,256,620
3,000,000		California State, UT GO Bonds, 5.00%, 6/1/2009	A+/A1		3,215,820
2,000,000		California State, UT GO Bonds, 5.375%, 4/1/2013	A+/A1		2,159,980
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 31/2007	A/A3		1,016,160
4,000,000		Los Angeles, CA Department of Water & Power, Revenue Bonds (Series 2001A), 5.25% (Los Angeles, CA Department of Water & Power (Electric/Power System)), 7/1/2015	A+/Aa3		4,250,640

		TOTAL			14,019,740

		Colorado--0.3%
545,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	NR/Aa2		564,745

		District of Columbia--1.9%
3,000,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	AAA/Aaa		3,219,450

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Florida--0.6%
$970,000		Lee County, FL HFA, SFM Revenue Bonds (Series 1998A-2), 6.30% (GNMA COL), 3/1/2029	NR/Aaa		$1,041,460

		Georgia--0.6%
1,035,000		Cartersville, GA Development Authority, Waste & Wastewater Facilities Refunding Revenue Bonds, 5.10% (Anheuser-Busch Cos., Inc.), 2/1/2012	A+/A1		1,071,277

		Idaho--0.4%
600,000		Idaho Housing Agency, SFM Revenue Bonds, (Series D-2) Subordinate Bonds, 5.25%, 7/1/2011	NR/A1		610,482

		Illinois--4.0%
1,260,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Advocate Health Care Network)/(United States Treasury GTD)/(Original Issue Yield: 5.75%), 8/15/2011	AA/NR		1,407,483
2,540,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series B), 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%), 8/15/2011	AA/A1		2,681,630
2,400,000		Illinois State, UT GO Bonds (First Series of December 2000), 5.75%, 12/1/2011	AAA/Aaa		2,704,728

		TOTAL			6,793,841

		Indiana--3.8%
1,400,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 5.45%), 2/15/2018	A/NR		1,351,252
4,800,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A), 5.50% (Clarian Health Partners, Inc.)/ (Original Issue Yield: 5.65%), 2/15/2010	AA/Aa3		5,045,088

		TOTAL			6,396,340

		Kansas--1.5%
1,800,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-2), 6.70% (GNMA COL), 6/1/2029	NR/Aaa		2,000,880
490,000		Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA COL), 12/1/2016	NR/Aaa		512,731

		TOTAL			2,513,611

		Kentucky--0.6%
1,000,000		Ashland, KY, Pollution Control Refunding Revenue Bonds, 5.70% (Ashland, Inc.), 11/1/2009	NR/Baa2		1,056,200

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Louisiana--1.8%
$1,000,000		Lake Charles, LA Harbor & Terminal District, Revenue Bonds, 5.50% (Reynolds Metals Co.), 5/1/2006	A+/A2		$1,017,040
2,000,000		St. Charles Parish, LA, PCR Refunding Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Optional Tender 6/1/2005	BBB-/Baa3		2,001,660

		TOTAL			3,018,700

		Massachusetts--0.7%
1,250,000		Massachusetts HEFA, Revenue Bonds (Series C), 5.50% (Milton Hospital), 7/1/2016	BBB+/NR		1,254,362

		Michigan--13.7%
2,000,000		Kent Hospital Finance Authority, MI, Revenue Bonds, 5.50% (Spectrum Health), 1/15/2012	AA/Aa3		2,124,980
2,610,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Drinking Water Revolving Fund), 10/1/2014	AAA/Aaa		2,857,063
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.25% (Sparrow Obligated Group, MI), 11/15/2011	A/A1		1,039,640
4,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	NR/A1		4,037,920
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group), 11/15/2011	AAA/Aaa		5,415,450
3,705,000		Michigan State Housing Development Authority, (Series B) Rental Housing Revenue Bonds, 5.65%, 10/1/2007	AAA/Aaa		3,958,570
3,605,000		Michigan State Housing Development Authority, (Series B) Rental Housing Revenue Bonds, 5.65%, 4/1/2007	AAA/Aaa		3,854,358

		TOTAL			23,287,981

		Missouri--7.0%
5,000,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series A), 6.00% (BJC Health System, MO)/(United States Treasury GTD)/ (Original Issue Yield: 6.05%), 5/15/2005	NR/Aa3		5,393,550
5,000,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series A), 6.10% (BJC Health System, MO)/(United States Treasury GTD)/ (Original Issue Yield: 6.15%), 5/15/2006	NR/Aa3		5,374,100
1,120,000		Missouri State Housing Development Commission, SFM Loan Revenue Bonds (Series 1998B), 5.20%, 9/1/2012	AAA/NR		1,147,955

		TOTAL			11,915,605

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		New York--8.7%
$1,500,000		Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	BBB/A3		$1,522,230
4,500,000		New York City, NY, UT GO Bonds (Series 1999G), 6.00%, 10/15/2007	AAA/Aaa		5,055,525
2,500,000		New York State Environmental Facilities Corp., State Water Pollution Control Bonds (Series 1994E), 6.15% (Original Issue Yield: 6.25%), 6/15/2004	AAA/Aaa		2,694,100
4,000,000		New York State Thruway Authority, Highway & Bridge Fund Revenue Bonds (Series B), 5.625% (Original Issue Yield: 5.75%), 4/1/2005	AAA/Aaa		4,290,280
1,250,000		Suffolk County, NY IDA, Industrial Development Revenue Bonds (Series 1998), 5.30% (Nissequogue Cogen Partners Facility)/ (Original Issue Yield: 5.325%), 1/1/2013	NR/NR		1,186,325

		TOTAL			14,748,460

		North Carolina--2.5%
2,000,000		North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue Refunding Bonds, 6.00% (Catawba Electric)/(Original Issue Yield: 6.05%), 1/1/2004	BBB+/Baa1		2,072,020
2,000,000		North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue Refunding Bonds, 7.25% (Catawba Electric), 1/1/2007	BBB+/Baa1		2,248,280

		TOTAL			4,320,300

		Ohio--2.6
3,195,000		Lucas County, OH HDA, Hospital Revenue Refunding Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(Original Issue Yield: 5.75%), 11/15/2008	AAA/Aaa		3,469,131
1,000,000		Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives), 9/1/2016	AA-/Aa3		1,030,980

		TOTAL			4,500,111

		Oklahoma--0.5%
1,000,000		Tulsa, OK Municipal Airport, Transportation Refunding Revenue Bonds (Series 2000B), 6.00% TOBs (American Airlines, Inc.), Mandatory Tender 12/1/2008	BB/B1		919,260

		Oregon--1.3%
2,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.75% (Legacy Health System), 5/1/2012	AA/Aa3		2,188,380

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Pennsylvania--5.8%
$895,000	[3]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	NR/NR		$838,150
1,000,000		New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.30% (Westminster College)/(Original Issue Yield: 5.40%), 3/1/2018	NR/Baa1		955,090
1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	A+/NR		1,273,380
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	AA-/A1		5,053,850
1,605,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA) 12/1/2012	A-/NR		1,718,217

		TOTAL			9,838,687

		Puerto Rico--1.3%
2,000,000		Puerto Rico Public Building Authority, Government Facilities Revenue Refunding Bonds (Series 2002C), 5.50%, 7/1/2012	A/Baa1		2,186,900

		Rhode Island--0.6%
1,000,000		Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010	AA/NR		1,085,640

		Tennessee--5.0%
2,000,000		Memphis-Shelby County, TN Airport Authority, Special Facilities Refunding Revenue Bonds, 5.00% (FedEx Corp.), 9/1/2009	BBB/Baa2		2,066,760
4,000,000		Shelby County, TN, Public Improvement UT GO School Bonds (Series A), 5.50%, 4/1/2017	AA+/Aa2		4,224,840
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2010	BBB+/NR		537,410
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2011	BBB+/NR		536,140
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2012	BBB+/NR		1,069,550

		TOTAL			8,434,700

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Texas--7.1%
$2,000,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp., Refunding Revenue Bonds (Series 2000C), 6.15% TOBs (American Airlines, Inc.), Mandatory Tender 11/1/2007	BB/B1		$1,865,040
1,000,000		Harris County, TX HFDC, Revenue Bonds (Series A), 5.50% (St. Luke's Episcopal Hospital), 2/15/2011	AA/NR		1,066,480
1,000,000		Houston, TX Water & Sewer System, Junior Lien Revenue Refunding Bonds (Series 2002B), 5.75%, 12/1/2012	AAA/Aaa		1,095,630
2,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/ (AMBAC INS), 8/15/2017	AAA/Aaa		2,092,700
1,000,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2001A), 5.50% TOBs (TXU Electric Co.), Mandatory Tender 11/1/2011	BBB+/Baa2		1,007,180
1,000,000		San Antonio, TX Water System, Revenue Refunding Bonds (Series 2002), 5.50%, 5/15/2016	AAA/Aaa		1,067,510
3,760,000		Texas State Department of Housing & Community Affairs, SFM Revenue Bonds (Series B), 5.45% (MBIA INS), 3/1/2019	AAA/Aaa		3,843,171

		TOTAL			12,037,711

		Virginia--1.3%
2,000,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project), 6/15/2008	A-/A3		2,168,420

		Washington--6.0%
4,500,000		Washington Health Care Facilities Authority, Revenue Bonds (Series 1996), 5.375% (Kadlec Medical Center, Richland)/ (AMBAC INS)/(Original Issue Yield: 5.63%), 12/1/2010	AAA/Aaa		4,777,020
3,000,000		Washington State Public Power Supply System, (Nuclear Project No. 3) Refunding & Revenue Bonds (Series B), 5.70% (Energy Northwest, WA)/(Original Issue Yield: 5.793%), 7/1/2010	AA-/Aa1		3,183,240
2,000,000		Washington State Public Power Supply System, Nuclear Project No. 2 Refunding Revenue Bonds (Series 1997A), 6.00% (Energy Northwest, WA), 7/1/2007	AAA/Aaa		2,248,260

		TOTAL			10,208,520

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Wisconsin--2.6%
$980,000		Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan Services), 8/15/2014	A/A2		$1,049,894
3,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Bonds (Series 2000A), 6.00%, 7/1/2011	AA-/Aa3		3,301,890

		TOTAL			4,351,784

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $159,359,925)			166,236,799

		SHORT-TERM MUNICIPALS--2.8%
		Indiana--0.2%
325,000		Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank LIQ)	AA/Aa3		325,000

		Puerto Rico--1.0%
1,700,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	AAA/Aaa		1,700,000

		Texas--1.6%
2,700,000		North Central Texas HFDC, (Series D) Daily VRDNs (Presbyterian Medical Center)/(MBIA INS)/(Nationsbank of Texas, N.A. SA)	AAA/Aaa		2,700,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			4,725,000

		TOTAL INVESTMENTS (IDENTIFIED COST $164,084,925)[4]			$170,961,799

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 At May 31, 2002, 9.9% of the total investments at market value were subject to AMT.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2002, this security amounted to $838,150, which represents 0.05% of net assets.

4 The cost of investments for generally accepted accounting principles ("GAAP") is $164,084,925. Cost for federal tax purposes is $164,084,728. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $6,877,071, which is comprised of $7,316,181 and $439,110 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($169,945,483) at

May 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SA	--Support Agreement
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002

Assets:
Total investments in securities, at value (identified cost $164,084,925)		$170,961,799
Cash		32,277
Income receivable		2,321,943
Receivable for investments sold		65,000
Receivable for shares sold		180,200

TOTAL ASSETS		173,561,219

Liabilities:
Payable for investments purchased	$3,081,645
Payable for shares redeemed	62,521
Income distribution payable	447,163
Accrued expenses	24,407

TOTAL LIABILITIES		3,615,736

Net assets for 16,212,479 shares outstanding		$169,945,483

Net Assets Consist of:
Paid in capital		$169,591,727
Net unrealized appreciation of investments and futures contracts		6,876,874
Accumulated net realized loss on investments and futures contracts		(6,523,118)

TOTAL NET ASSETS		$169,945,483

Net Asset Value, Offering Price and Redemption Proceeds Per Share
$169,945,483 ÷ 16,212,479 shares outstanding		$10.48

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2002

Investment Income:
Interest			$8,628,269

Expenses:
Investment adviser fee		$686,340
Administrative personnel and services fee		129,105
Custodian fees		6,941
Transfer and dividend disbursing agent fees and expenses		19,977
Directors'/Trustees' fees		12,314
Auditing fees		8,894
Legal fees		4,828
Portfolio accounting fees		53,074
Shareholder services fee		428,963
Share registration costs		29,773
Printing and postage		19,185
Insurance premiums		1,367
Miscellaneous		8,148

TOTAL EXPENSES		1,408,909

Waivers:
Waiver of investment adviser fee	$(43,982)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,466)
Waiver of shareholder services fee	(326,012)

TOTAL WAIVERS		(372,460)

Net expenses			1,036,449

Net investment income			7,591,820

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			567,450
Net realized loss on futures contracts			(79,919)
Net change in unrealized appreciation of investments			1,903,078

Net realized and unrealized gain on investments and futures contracts			2,390,609

Change in net assets resulting from operations			$9,982,429

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,591,820	$8,326,734
Net realized gain (loss) on investments and futures contracts	487,531	(573,372)
Net change in unrealized appreciation/depreciation	1,903,078	8,917,197

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,982,429	16,670,559

Distributions to Shareholders:
Distributions from net investment income	(7,591,708)	(8,326,734)

Share Transactions:
Proceeds from sale of shares	41,429,612	52,383,489
Net asset value of shares issued to shareholders in payment of distributions declared	2,244,655	2,345,980
Cost of shares redeemed	(47,612,724)	(72,871,513)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,938,457)	(18,142,044)

Change in net assets	(1,547,736)	(9,798,219)

Net Assets:
Beginning of period	171,493,219	181,291,438

End of period	$169,945,483	$171,493,219

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002

ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one portfolio, Federated Intermediate Municipal Trust (the "Fund"). The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to amortization and expired capital loss carryforward adjustments. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$(198)	$198

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of May 31, 2002, the tax composition of dividends was as follows:

Tax exempt income	$7,591,709

Long-term capital gains	0

As of May 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$447,050

Undistributed long-term capital gains	0

Unrealized appreciation	$6,877,071

Effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in adjustments to the financial statements as follows:

	As of 6/1/2001		For the Year Ended 5/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)
Increase (decrease)	$86	$86	$111	$(111)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At May 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $6,255,147, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$4,177,807

2009	$2,077,340

Additionally, net capital losses of $268,169 attributable to security transactions incurred after October 31, 2001, are treated as arising on June 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases municipal bond index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a municipal bond index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the year ended May 31, 2002, the Fund had realized losses on futures contracts of $79,919.

At May 31, 2002, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities had agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under the criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended May 31	2002	2001
Shares sold	3,963,516	5,121,942
Shares issued to shareholders in payment of distributions declared	214,452	228,960
Shares redeemed	(4,549,189)	(7,127,479)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(371,221)	(1,776,577)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver and at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended May 31, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $110,025,000 and $109,080,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended May 31, 2002, were as follows:

Purchases	$56,552,846

Sales	$54,486,719

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended May 31, 2002, the Fund did not designate any long-term capital gain dividends. At May 31, 2002, 100% of distributions from net investment income is exempt from federal income tax, other than AMT.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF INTERMEDIATE MUNICIPAL TRUST AND
SHAREHOLDERS OF FEDERATED INTERMEDIATE MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Intermediate Municipal Trust (the "Fund"), a portfolio of Intermediate Municipal Trust, as of May 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended May 31, 1999 were audited by other auditors whose report, dated July 15, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Municipal Trust, a portfolio of Intermediate Municipal Trust, at May 31, 2002, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
July 17, 2002

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund[s]. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--six portfolios; CCMI Funds--one portfolio; FirstMerit Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: May 1995	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: May 1985

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT

J. Scott Albrecht has been the Fund's Portfolio Manager since 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.


A Statement of Additional Information (SAI) dated July 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
World-Class Investment Manager
Federated Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-4314

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 458810108


8061702A-IS (7/02)


FEDERATED INTERMEDIATE MUNICIPAL TRUST
A Portfolio of Intermediate Municipal Trust

Statement of additional Information

 July 31, 2002

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Intermediate Municipal Trust (Fund),
dated July 31, 2002.

Obtain the prospectus and the Annual Report's Management's Discussion of Fund
Performance without charge by calling 1-800-341-7400.
                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Investment Ratings
                                    Addresses
8061702B (7/02)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on May 31, 1985. The
Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies will be limited to shares of money market funds including funds affiliated with the Fund's Adviser.

Derivative Contracts
Derivative  contracts  are  financial  instruments  that  require  payments  based upon
changes  in  the  values  of  designated  (or   underlying)   securities,   currencies,
commodities,  financial  indices  or  other  assets  or  instruments.  Some  derivative contracts  (such as futures,  forwards  and  options)  require  payments  relating to a future trade  involving the  underlying  asset.  Other  derivative  contracts  (such as swaps) require  payments  relating to the income or returns from the  underlying  asset or  instrument.  The  other  party  to  a  derivative  contract  is  referred  to  as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to
sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain;
if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits
may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it
is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities
at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or
trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and
the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC
contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange
traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract
and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and
may also expose the Fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that
a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, as well as
      combinations      of these contracts, including, but not
limited to, options on futures contracts, options on forward contracts and options on swaps.

FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying
asset or instrument at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to
as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly
referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity
contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the following types of futures (including forward)
      contracts:  interest rate and index financial futures
contracts.

OPTIONS
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of,
a specified period.  A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller
(writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option.
The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether
the buyer uses (or exercises) the option.  If the Fund writes options on futures contracts, it will be subject to margin requirements
similar to those applied to futures contracts.

SWAPS
Swaps are  contracts  in which two parties  agree to pay each other  (swap) the returns derived from  underlying  assets or instruments  with differing  characteristics.  Most swaps do not involve the delivery of the  underlying  assets or  instruments  by either party,  and the parties might not own the assets or  instruments  underlying  the swap.
The  payments  are  usually  made on a net basis so that,  on any given  day,  the Fund would  receive  (or pay) only the amount by which its  payment  under the  contract  is less than (or exceeds) the amount of the other party's  payment.  Swap  agreements  are sophisticated  instruments  that can take  many  different  forms,  and are  known by a variety of names including caps, floors,  and collars.  Common swap agreements that the
Fund may use include:

INTEREST RATE SWAPS
Interest  rate swaps are  contracts in which one party agrees to make regular  payments equal to a fixed or floating  interest rate times a stated,  notional  principal amount of fixed  income  securities,  in return for  payments  equal to a  different  fixed or floating rate times the same notional  principal  amount,  for a specific  period.  For example,  a $10 million  LIBOR swap would  require one party to pay the  equivalent  of the  London  Interbank  Offer  Rate  of  interest  (which  fluctuates)  on $10  million notional  principal  amount in exchange  for the right to receive the  equivalent  of a stated fixed rate of interest on $10 million notional principal amount.

CAPS AND FLOORS
Caps and floors are  contracts  in which one party agrees to make  payments  only if an interest  rate or index goes  above  (cap) or below  (floor) a certain  level in return for a fee from the other party.

TOTAL RETURN SWAPS
Total  return swaps are  contracts  in which one party  agrees to make  payments of the total return from the underlying asset or instrument  during the specified  period,  in return for payments  equal to a fixed or floating  rate of interest or the total return from another underlying asset or instrument.

Special Transactions

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund.  Federated Investors, Inc. ("Federated")
administers the program according to procedures approved by the Fund's Board of
Trustees (Board and/or Trustees), and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board.
The interest rate imposed on inter-fund loans is the average of the Repo Rate and the
Bank Loan Rate.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Temporary Defensive Investments
The Fund may make temporary defensive investments in the following types of securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by
U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Treasury Securities
Treasury securities are direct obligations of the federal government of the United
States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months.
Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a AAA municipal security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.  This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements.
      Failure to meet such requirements may
cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax
laws may cause the prices of municipal securities to fall.

The federal income tax treatment of payments in respect of certain derivative contracts is unclear.  Additionally, the Fund may not
be able to close out certain derivative contracts when it wants to.  Consequently, the Fund may receive payments that are treated
as ordinary income for federal income tax purposes.

The federal income tax treatment of payments in respect of certain derivative contracts is unclear.  Additionally, the Fund may not
be able to close out certain derivative contracts when it wants to.  Consequently, the Fund may receive payments that are treated
as ordinary income for federal income tax purposes

Liquidity Risks
Liquidity risk also refers to the  possibility  that the Fund may not be able to sell a security or close out a derivatives  contract  when it wants to. If this  happens,  the
Fund will be required to continue to hold the security or keep the position  open,  and the  Fund  could  incur  losses.  OTC  derivative  contracts  generally  carry  greater liquidity risk than exchange-traded contracts.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the
Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide current income exempt from federal regular income tax. The investment objective may not be changed by the Fund's
Trustees without shareholder approval.
  The Fund pursues its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities the income of which is exempt from federal regular income tax with an average weighted maturity of not less than three nor more than ten years.

INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such
U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Borrowing
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. Interest paid on borrowed funds will serve to reduce the Fund's income. The Fund will liquidate any such borrowings as soon as possible.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

Issuing Senior Securities
The Fund will not issue senior securities except for delayed- delivery and when-issued transactions and futures contracts, each of which might be considered senior securities. In addition, the Fund reserves the right to purchase municipal securities which the Fund has the right or obligation to sell to a third party
(including the issuer of a participation interest).

Investing in Real Estate
The Fund will not purchase or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate.

Investing in Commodities
The Fund will not purchase or sell commodities or commodity contracts.

Lending Cash or Securities
The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued municipal securities as permitted by its investment objective and policies.

Dealing in Puts and Calls
The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase put options on municipal securities in an amount up to 10% of its total assets or may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund's option.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
Investment Company Act of 1940 (the "1940 Act"). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Acquiring Securities
The Fund will not acquire the voting securities of any issuer for the purpose of exercising control.

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

Investing in Illiquid Securities
The Fund will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by the Trustees to be liquid.

Concentration of Investments
The Fund will not invest 25% or more of its total assets in any one industry.
However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.
      For purposes of the diversification limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, subject to a limit on investments in the guarantor of 10% of total assets. The Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation. The
Fund has no present intent to borrow money, pledge securities or purchase put options during the coming year.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
|X|   futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
|X|   for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing
   service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
|X|   for all other securities at fair value as determined in good faith by the Board.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of
Federated, for providing shareholder services and maintaining shareholder accounts.
Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated
Shareholder Services Company. (These fees do not come out of Fund assets.) The
Distributor and/or Federated Shareholder Services Company may be reimbursed by the
Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the
Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares.

As of July 3, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

HUBCO, Regions Financial Corp., P.O. Box 830688, Birmingham, AL, owned approximately
1,098,388 Shares (6.58%); HUBCO Regions Financial Corp., P.O. Box 10247, Birmingham,
AL, owned approximately 1,071,037 Shares (6.42%); Charles Schwab & Co., 101
Montgomery St. San Francisco, CA, owned approximately 1,406,138 Shares (8.43%).

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund.
Where required, the tables separately list Board members who are "interested persons"
of the Fund (i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  The Trust
comprises one portfolio and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term;
and also serves as a Board member of the following investment company complexes:
Banknorth Funds-six portfolios; CCMI Funds-two portfolios; FirstMerit Funds-two portfolios; Regions Funds-eight portfolios; Riggs Funds-nine portfolios; and WesMark
Funds-five portfolios.

As of July 3, 2002, the Fund's Board and Officers as a group owned approximately
505,003 (3.03%) of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                       rincipal Occupation(s) for Past    ggregate     Total
Name                   ive Years, Other Directorships    Aompensation  Compensation
Birth Date             eld and Previous Positions        Crom Trust    From Trust and
Address                                                  Fpast         Federated Fund
Positions Held with   P                                  (iscal        Complex
Trust                 F                                  fear)         (past calendar
Date Service Began    H                                  y             year)
                      Principal Occupations: Chief                 $0
John F. Donahue*      Executive Officer and Director                   $0
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE  Federated Investors, Inc.;
Began serving: May    Chairman, Federated Investment
1985                  Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President             $0
J. Christopher        or Executive Vice President of                   $0
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
October 1999          President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

                      Principal Occupations: Director       $1,085.41
Lawrence D. Ellis,    or Trustee of the Federated Fund                 $117,117.17
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.
                      ---------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter,
Federated Securities Corp.

INdependent TRUSTEES BACKGROUND AND COMPENSATION

                       rincipal Occupation(s) for Past    ggregate     Total
Name                   ive Years, Other Directorships    Aompensation  Compensation
Birth Date             eld and Previous Positions        Crom Trust    From Trust and
Address                                                  Fpast         Federated Fund
Positions Held with   P                                  (iscal        Complex
Trust                 F                                  fear)         (past calendar
Date Service Began    H                                  y             year)
                      Principal Occupations: Director       $1,194.04
John T. Conroy, Jr.   or Trustee of the Federated Fund                 $128,847.66
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &               Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami Trail    Previous Positions: President,
N.                    Investment Properties
Naples, FL            Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
November 1991         President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director        $1,194.04
Nicholas P.           or Trustee of the Federated Fund                 $126,923.53
Constantakis          Complex; Partner, Andersen
Birth Date:           Worldwide SC (prior to 9/1/97).
September 3, 1939
175 Woodshire Drive   Other Directorships Held:
Pittsburgh, PA        Director, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
October 1999

                      Principal Occupation: Director        $1,085.41
John F. Cunningham    or Trustee of the Federated Fund                 $115,368.16
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham &
Began serving:        Co., Inc. (strategic business
April 1999            consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director        $1,085.41
Peter E. Madden       or Trustee of the Federated Fund                 $117,117.14
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Previous Positions:
100 Royal Palm Way    Representative, Commonwealth of
Palm Beach, FL        Massachusetts General Court;
TRUSTE                President, State Street Bank and
Began serving:        Trust Company and State Street
November 1991         Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director       $1,194.04
Charles F.            or Trustee of the Federated Fund                 $128,847.66
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
April 1999            International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations:  Director      $1,261.93
Jr., J.D., S.J.D.     or Trustee of the Federated Fund                 $117,117.14
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director      $1,085.41
Marjorie P. Smuts     or Trustee of the Federated Fund                 $117,117.17
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving: May    Previous Positions: National
1985                  Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director      $1,085.41
John S. Walsh         or Trustee of the Federated Fund                 $117,117.17
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
April 1999            portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Other Directorships Held:
                      Director, Walsh & Kelly, Inc.
                      (heavy highway contractor).

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.

OFFICERS**
---------------------------------------------------------------------------------------

Name                           rincipal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Trust     P
                              Principal Occupations: President, Executive Vice
Edward C. Gonzales            President and Treasurer of some of the Funds in the
Birth Date: October 22, 1930  Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT      Investors, Inc.; Trustee, Federated Administrative
                              Services.

                              Previous Positions: Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director
                              and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: President or Vice President of
Richard B. Fisher             some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.

                              Previous Positions: Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.; Director, Federated Global
                              Investment Management Corp. and Federated Investment
                              Management Company; Portfolio Manager, Federated
                              Administrative Services; Vice President, Federated
                              Investors, Inc.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              J. Scott Albrecht has been the Fund's Portfolio Manager
J. Scott Albrecht             since July 1995. He is Vice President of the Trust. Mr.
Birth Date: June 1, 1960      Albrecht joined Federated in 1989. He has been a Senior
VICE PRESIDENT                Portfolio Manager since 1997 and a Vice President of
                              the Fund's Adviser since 1994. He was a Portfolio
                              Manager from 1994 to 1996. Mr. Albrecht is a Chartered
                              Financial Analyst and received his M.S. in Public
                              Management from Carnegie Mellon University.
                              --------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

**    Officers do not receive any compensation from the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated Investors, Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of
Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E.
Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from
1988 until his retirement from that position in 2001, and became Chancellor of
Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES of the board
                               ommittee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members             C                                            Year
Executive John F. Donahue     In between meetings of the full Board,       None
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              Three
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Fund`s financial statements;
          Constantakis        meet with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and report the results to the full
                              Board; evaluate the independence of the
                              auditors, review legal and regulatory
                              matters that may have a material effect
                              on the financial statements, related
                              compliance policies and programs, and the
                              related reports received from regulators;
                              review the Fund`s internal audit
                              function; review compliance with the
                              Fund`s code of conduct/ethics; review
                              valuation issues; monitor inter-fund
                              lending transactions; review custody
                              services and issues and investigate any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties.

Board ownership of shares in the fund and in the FEDERATED family of Investment companies AS OF dECEMBER 31, 2001
---------------------------------------------------------------------------------------
                      ollar            Aggregate
                       Range of   ollar Range of
                      hares       hares Owned in
                          Owned        Federated
                     D  in Fund        Family of
Interested                       D    Investment
Board Member Name    S           S     Companies
John F. Donahue      Over          Over $100,000
                       $100,000
J. Christopher       $10,001 -     Over $100,000
Donahue                 $50,000
Lawrence D. Ellis,         None    Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley           None    Over $100,000
John T. Conroy, Jr.        None    Over $100,000
Nicholas P.                None    Over $100,000
Constantakis
John F. Cunningham         None    Over $100,000
Peter E. Madden            None    Over $100,000
Charles F.                 None        $50,001 -
Mansfield, Jr.                          $100,000
John E. Murray,            None    Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts          None    Over $100,000
John S. Walsh              None    Over $100,000

INVESTMENT ADVISER
---------------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance;
the adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the
Fund's relationship to other funds in the Federated fund family.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Fund by other entities in the
Federated organization and research services received by the Adviser from brokers that execute Fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an
Adviser's compensation:  the nature and quality of the services provided by the
Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The
Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Funds and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the
Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses
(including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the adviser and its affiliates; compliance and audit reports concerning the Funds and the
Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the
Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an Advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each fund to the Federated family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only
Fund offered by Federated.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services)
necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
---------------------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records.
The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors
The independent auditor for the Fund, Ernst and Young, conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended May 31       2002                 2001           2000
Advisory Fee Earned             $686,340             $696,589       $825,493
Advisory Fee Reduction           43,982              87,196          132,337
Brokerage Commissions            0                    0             0
Administrative Fee              129,105               131,133        155,513
Shareholder Services Fee:       102,951               --             --

---------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value portfolio securities; changes in interest rates;
changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended May
31, 2002.

Yield and Tax-Equivalent Yield are given for the 30-day period ended May 31, 2002.

                       30-Day           Year      Years  10
                       Period         1         5        Years
Total Return:          N/A
Before Taxes           N/A            5.93%     4.83%    5.21%
After Taxes on          /A             .93%      .83%     .21%
Distributions          N              5         4        5
After Taxes on          /A             .40%      .83%     .19%
Distributions and
Sale of Fund Shares    N              5         4        5
Yield                  3.75%          N/A       N/A      N/A
Tax-Equivalent Yield   6.11%          N/A       N/A      N/A
--------------------------------------------------------------------------------------

TOTAL RETURN
---------------------------------------------------------------------------------------
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD AND Tax-Equivalent YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the
30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                          TAXABLE YIELD EQUIVALENT FOR 2002
                              MULTISTATE MUNICIPAL FUND

TAX BRACKET:

FEDERAL

                                                                                10.00%

                                                                                15.00%

                                                                                27.00%

                                                                                30.00%

                                                                                35.00%

                                                                                38.60%

JOINT

                                                                                    $0
                                                                                     -
                                                                               $12,001
                                                                                     -
                                                                               $46,701
                                                                                     -
                                                                              $112,851
                                                                                     -
                                                                              $171,951
                                                                                     -
                                                                                  OVER

RETURN:

                                                                               $12,000

                                                                               $46,700

                                                                              $112,850

                                                                              $171,950

                                                                              $307,050

                                                                              $307,050

SINGLE

                                                                                    $0
                                                                                     -
                                                                                $6,001
                                                                                     -
                                                                               $27,951
                                                                                     -
                                                                               $67,701
                                                                                     -
                                                                              $141,251
                                                                                     -
                                                                                  OVER

RETURN:

                                                                                $6,000

                                                                               $27,950

                                                                               $67,700

                                                                              $141,250

                                                                              $307,050

                                                                              $307,050

                                      TAX-EXEMPT
                                        YIELD

                               TAXABLE YIELD EQUIVALENT

                                                                                 0.50%

                                                                                 0.56%

                                                                                 0.59%

                                                                                 0.68%

                                                                                 0.71%

                                                                                 0.77%

                                                                                 0.81%

                                                                                 1.00%

                                                                                 1.11%

                                                                                 1.18%

                                                                                 1.37%

                                                                                 1.43%

                                                                                 1.54%

                                                                                 1.63%

                                                                                 1.50%

                                                                                 1.67%

                                                                                 1.76%

                                                                                 2.05%

                                                                                 2.14%

                                                                                 2.31%

                                                                                 2.44%

                                                                                 2.00%

                                                                                 2.22%

                                                                                 2.35%

                                                                                 2.74%

                                                                                 2.86%

                                                                                 3.08%

                                                                                 3.26%

                                                                                 2.50%

                                                                                 2.78%

                                                                                 2.94%

                                                                                 3.42%

                                                                                 3.57%

                                                                                 3.85%

                                                                                 4.07%

                                                                                 3.00%

                                                                                 3.33%

                                                                                 3.53%

                                                                                 4.11%

                                                                                 4.29%

                                                                                 4.62%

                                                                                 4.89%

                                                                                 3.50%

                                                                                 3.89%

                                                                                 4.12%

                                                                                 4.79%

                                                                                 5.00%

                                                                                 5.38%

                                                                                 5.70%

                                                                                 4.00%

                                                                                 4.44%

                                                                                 4.71%

                                                                                 5.48%

                                                                                 5.71%

                                                                                 6.15%

                                                                                 6.51%

                                                                                 4.50%

                                                                                 5.00%

                                                                                 5.29%

                                                                                 6.16%

                                                                                 6.43%

                                                                                 6.92%

                                                                                 7.33%

                                                                                 5.00%

                                                                                 5.56%

                                                                                 5.88%

                                                                                 6.85%

                                                                                 7.14%

                                                                                 7.69%

                                                                                 8.14%

                                                                                 5.50%

                                                                                 6.11%

                                                                                 6.47%

                                                                                 7.53%

                                                                                 7.86%

                                                                                 8.46%

                                                                                 8.96%

                                                                                 6.00%

                                                                                 6.67%

                                                                                 7.06%

                                                                                 8.22%

                                                                                 8.57%

                                                                                 9.23%

                                                                                 9.77%

                                                                                 6.50%

                                                                                 7.22%

                                                                                 7.65%

                                                                                 8.90%

                                                                                 9.29%

                                                                                10.00%

                                                                                10.59%

                                                                                 7.00%

                                                                                 7.78%

                                                                                 8.24%

                                                                                 9.59%

                                                                                10.00%

                                                                                10.77%

                                                                                11.40%

                                                                                 7.50%

                                                                                 8.33%

                                                                                 8.82%

                                                                                10.27%

                                                                                10.71%

                                                                                11.54%

                                                                                12.21%

                                                                                 8.00%

                                                                                 8.89%

                                                                                 9.41%

                                                                                10.96%

                                                                                11.43%

                                                                                12.31%

                                                                                13.03%

                                                                                 8.50%

                                                                                 9.44%

                                                                                10.00%

                                                                                11.64%

                                                                                12.14%

                                                                                13.08%

                                                                                13.84%

                                                                                 9.00%

                                                                                10.00%

                                                                                10.59%

                                                                                12.33%

                                                                                12.86%

                                                                                13.85%
             -------------------- --------------------- ----------- -----------

                                                                                14.66%

                                                                                 9.50%

                                                                                10.56%

                                                                                11.18%

                                                                                13.01%

                                                                                13.57%

                                                                                14.62%

                                                                                15.47%

                                                                                10.00%

                                                                                11.11%

                                                                                11.76%

                                                                                13.70%

                                                                                14.29%

                                                                                15.38%

                                                                                16.29%

                                                                                10.50%

                                                                                11.67%

                                                                                12.35%

                                                                                14.38%

                                                                                15.00%

                                                                                16.15%

                                                                                17.10%

                                                                                11.00%

                                                                                12.22%

                                                                                12.94%

                                                                                15.07%

                                                                                15.71%

                                                                                16.92%

                                                                                17.92%

Note:  The maximum marginal tax rate for each bracket was used in calculating the
taxable yield equivalent.   Furthermore, additional state and local taxes paid on
comparable taxable investments were not used to increase federal deductions.

             ------------------------------------------------------------------

PERFORMANCE COMPARISONS
---------------------------------------------------------------------------------------
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the intermediate municipal bond funds category in advertising and sales literature.

Morningstar Inc.
Morningstar Inc., an independent rating service, is the publisher of the bi-weekly
Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Lehman Brothers Seven-Year General Obligation Municipal Bond Index
Lehman Brothers Seven-Year General Obligation Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of six to eight years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the
Alternative Minimum Tax.

Lehman Brothers Five-Year State General Obligation Bond Index
Lehman Brothers Five-Year State General Obligation Bond Index is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges.
Index figures are total returns calculated for 1-, 3-, and 12-month periods as well as year-to-date. Total returns are also calculated as of the index inception,
December 31, 1979.

Lehman Brothers Ten-Year State General Obligation Bond Index
Lehman Brothers Ten-Year State General Obligation Bond Index is an index comprised of the same issues noted above except that the maturities range between 9 and 11 years.
Index figures are total returns calculated for the same periods as listed above.

WHO IS FEDERATED INVESTORS, INC.?

Federated   is   dedicated   to   meeting   investor   needs  by   making   structured,
straightforward  and consistent  investment  decisions.  Federated  investment products have a history of competitive  performance  and have gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined  investment selection process is rooted in sound methodologies backed by  fundamental  and technical  research.  At  Federated,  success in investment management does not depend solely on the skill of a single portfolio  manager.  It is a fusion of  individual  talents  and  state-of-the-art  industry  tools  and  resources.
Federated's  investment process involves teams of portfolio managers and analysts,  and investment  decisions  are  executed by traders who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the  municipal  sector,  as of December  31, 2001,  Federated  managed 12 bond funds
with   approximately   $2.3   billion  in  assets  and  22  money   market  funds  with
approximately $44.8 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond  mutual  funds  in the  industry  and is now one of the  largest institutional  buyers of  municipal  securities.  The Funds may quote  statistics  from organizations  including The Tax Foundation and the National  Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity  sector,  Federated  has more than 31 years'  experience.  As of December
31, 2001,  Federated  managed 40 equity funds totaling  approximately  $20.7 billion in assets across  growth,  value,  equity  income,  international,  index and sector (i.e.
utility) styles.  Federated's  value-oriented  management  style combines  quantitative and  qualitative  analysis  and  features  a  structured,  computer-assisted  composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the  corporate  bond sector,  as of December 31,  2001,  Federated  managed 11 money market  funds and 30 bond  funds  with  assets  approximating  $62.3  billion  and $5.4
billion,   respectively.   Federated's   corporate  bond  decision   making--based   on
intensive,  diligent credit  analysis--is  backed by over 29 years of experience in the corporate bond sector. In 1972,  Federated  introduced one of the first high-yield bond funds in the  industry.  In 1983,  Federated  was one of the  first  fund  managers  to participate in the asset backed  securities  market,  a market  totaling more than $209 billion.

Government Funds
In the  government  sector,  as of  December  31,  2001,  Federated  managed 6 mortgage backed, 5 multi-sector  government funds, 3  government/agency  and 19 government money market mutual  funds,  with assets  approximating  $3.6  billion,  $2.0  billion,  $1.2 billion and $55.2 billion,  respectively.  Federated trades approximately $90.4 billion in U.S.  government and mortgage backed  securities daily and places  approximately $35 billion  in  repurchase  agreements  each day.  Federated  introduced  the  first  U.S.
government fund to invest in U.S.  government  bond  securities in 1969.  Federated has been a major force in the short- and  intermediate-term  government  markets since 1982 and  currently  manages  approximately  $50 billion in  government  funds  within these maturity ranges.

Money Market Funds
In the money market  sector,  Federated  gained  prominence in the mutual fund industry
in  1974  with  the   creation  of  the  first   institutional   money   market   fund.
Simultaneously,  the  company  pioneered  the  use  of the  amortized  cost  method  of accounting for valuing  shares of money market funds,  a principal  means used by money managers today to value money market fund shares.  Other innovations  include the first institutional  tax-free money market fund. As of December 31, 2001,  Federated  managed
$136.4  billion in assets across 54 money market  funds,  including 19  government,  11 prime, 22 municipal and 1  euro-denominated  with assets  approximating  $55.2 billion,
$62.3 billion, $44.8 billion and $34.6 million, respectively.

The Chief  Investment  Officers  responsible  for  oversight of the various  investment sectors  within  Federated  are: U.S.  equity and high yield - J. Thomas  Madden;  U.S.
fixed income  -William D. Dawson,  III; and global equities and fixed income - Henry A.
Frantzen.   The  Chief  Investment  Officers  are  Executive  Vice  Presidents  of  the
Federated advisory companies.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their  financial goals through mutual funds. These investors,  as well as businesses and institutions,  have entrusted over  $6.8  trillion  to  the  more  than  8,157  funds  available,  according  to  the
Investment Company Institute.

Federated Clients Overview
Federated   distributes  mutual  funds  through  its  subsidiaries  for  a  variety  of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately  3,035  institutional  clients nationwide by managing and  servicing  separate  accounts and mutual funds for a variety of purposes, including  defined benefit and defined  contribution  programs,  cash  management,  and
asset/liability  management.   Institutional  clients  include  corporations,   pension
funds,  tax  exempt  entities,   foundations/endowments,   insurance   companies,   and
investment  and  financial  advisers.  The  marketing  effort  to  these  institutional clients  is  headed  by  John  B.  Fisher,  President,  Institutional  Sales  Division,
Federated Securities Corp.

Bank Marketing
Other  institutional  clients  include  more than 1,600 banks and trust  organizations.
Virtually  all of the  trust  divisions  of the  top 100  bank  holding  companies  use
Federated  Funds in their clients'  portfolios.  The marketing  effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated   Funds  are   available  to  consumers   through   major   brokerage   firms
nationwide--we  have over  2,000  broker/dealer  and bank  broker/dealer  relationships
across  the   country--supported  by  more  wholesalers  than  any  other  mutual  fund distributor.  Federated's  service to  financial  professionals  and  institutions  has earned  it high  ratings  in  several  surveys  performed  by  DALBAR,  Inc.  DALBAR is recognized as the industry  benchmark for service  quality  measurement.  The marketing effort to these  firms is  headed  by James F.  Getz,  President,  Broker/Dealer  Sales
Division, Federated Securities Corp.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards.
Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.
However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Ratings Commercial Paper Rating Definitions
FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

federated intermediate municipal trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.    OTHER INFORMATION

Item 23.    Exhibits:
            --------

            (a)   Conformed copy of Amended and Restated Declaration of Trust of the
                        Registrant; (20)
                  (i)   Copy of Amendment No. 11 to the Amended and Restated Declaration
                        of Trust of the Registrant; (21)
            (b)   (i)   Copy of Amended and Restated By-Laws of the Registrant; (18)
                  (ii)  Copy of Amendment No.3 to By-Laws of the Registrant; (18)
                  (iii) Copy of Amendment No. 4 to By-Laws of the Registrant; (18)
                  (iv)  Copy of Amendment No. 5 to By-Laws of the Registrant; (18)
                  (v)   Copy of Amendment No. 6 to By-Laws of the Registrant; (18)
            (c)   (i)   Copy of Specimen Certificate for Shares of Beneficial Interest of
                        the Registrant; (2)
                  (ii)  Copy of Specimen Certificate for Shares of Beneficial Interest of
                        Federated Intermediate Municipal Trust; (15)
            (d)   (i)    Conformed copy of Investment Advisory Contract of the Registrant; (14)
(ii)  Conformed copy of Exhibit A to the Investment Advisory Contract of the
                        Registrant; (14)
(iii) Amendment to  Investment Advisory Contract of the Registrant; (+)
            (e)   (i)   Conformed copy of Distributor's Contract of the Registrant; (15)
                  (ii)  Conformed copy of Exhibit A to Distributor's Contract of the
                        Registrant; (15)
                  (iii) Conformed copy of Exhibit B to Distributor's Contract of the
                        Registrant; (15)
                  (iv)  Conformed copy of Exhibit C to Distributor's Contract of the
                        Registrant; (15)
                  (v)   Conformed copy of Exhibit D to Distributor's Contract of the
                        Registrant; (15)
(vi)  The Registrant  hereby  incorporates  the conformed  copy of the specimen  Mutual
                        Funds Sales and Service  Agreement;  Mutual Funds Service Agreement;
                        and Plan  Trustee/Mutual  Funds Service Agreement from Item 24(b)(6)
                        of the Cash Trust  Series II  Registration  Statement  on Form N-1A,
                        filed with the Commission on July 24, 1995.  (File Numbers  33-38550
                        and 811-6269).
(vii) Amendment to Distributor's Contract of the Registrant (+)
            (f)   Not applicable;
            (g)   (i)   Conformed copy of the Custodian Agreement of the Registrant;
(14)
                  (ii)  Conformed copy of Custodian Fee Schedule; (17)
            (h)   (i)   The Registrant hereby incorporates by reference the conformed
                        copy of                        the Shareholder Services
                        Sub-Contract between Fidelity and Federated Shareholder
                        Services from Item 24(b)(9)(iii) of  the Federated GNMA Trust
                        Registration Statement on Form N-1A,filed with the Commission on March 26, 1996 (File Nos. 2-75670 and 811-3375).
                  (ii)  Conformed copy of Amended and Restated Agreement for Fund
                        Accounting Services, Administrative Services, Transfer Agency
                        Services, and Custody Services Procurement; (19)
                  (iii)       Amendment to Agreement for Fund Accounting Services,
                        Transfer Agency Services, and Custody Services Procurement; (+)
                  (iv)  Conformed copy of Amended and Restated  Shareholder Services
                        Agreement; (17)
                  (v)   The responses described in Item 23(e)(vi) are hereby
                        incorporated by reference.
            (i)   Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
            (j)   Conformed copy of Consent of Independent Public Accountants;(+)
            (k)   Not applicable;
            (l)           Conformed copy of Initial Capital Understanding; (3)
            (m)         Not applicable;
            (n)    The Registrant  hereby  incorporates the conformed copy of the
            Multiple
                  Class  Plan from Item (n) of the  Federated  Income  Securities
                  Trust  Registration  Statement  on Form  N-1A,  filed  with the
                  Commission on June 26, 2002. (File Nos. 33-3164 and 811-4577).
            (o)   (i)   Conformed copy of Power of Attorney of the Registrant; (21)
                  (ii)  Conformed copy of Power of Attorney of Chief Investment
                        Officer of the Registrant; (21)
                  (iii) Conformed copy of Power of Attorney of Trustee of the
                        Registrant; (19)
                  (iv)  Conformed copy of Power of Attorney of Trustee of the
                        Registrant; (19)
                  (v)   Conformed copy of Power of Attorney of Trustee of the
                        Registrant; (19)
             (p)  The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated
                  Managed Allocation Portfolios, Registration Statement on Form N-1A
                  filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).

Item 24.    Persons Controlled by or Under Common Control with Fund:
            -------------------------------------------------------

            None

Item 25.    Indemnification:  (1)
            ---------------

---------------------------------------------------------------------------------------

+     All Exhibits have been filed electronically.

1.    Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed June 4, 1985 (File Nos. 2-98237 and 811-4314).
2.    Response is incorporated by reference to  Registrant's  Pre-Effective  Amendment No. 1 on Form N-1A filed October 22, 1985 (File Nos. 2-98237 and 811-4314).
3.    Response is incorporated by reference to  Registrant's  Pre-Effective  Amendment No. 2 on Form N-1A filed December 19, 1985 (File Nos. 2-98237 and 811-4314).
14.   Response is  incorporated by reference to  Registrant's  Post-Effective  Amendment No.
      20 on Form N-1A filed July 27, 1994 (File Nos. 2-98237 and 811-4314).
15.   Response is  incorporated by reference to  Registrant's  Post-Effective  Amendment No.
      23 on Form N-1A filed July 28, 1995 (File Nos. 2-98237 and 811-4314).
17.   Response is  incorporated by reference to  Registrant's  Post-Effective  Amendment No.
      29 on Form N-1A filed May 26, 1998 (File Nos. 2-98237 and 811-4314).
18.   Response is  incorporated by reference to  Registrant's  Post-Effective  Amendment No.
      30 on Form N-1A filed July 27, 1998 (File Nos. 2-98237 and 811-4314).
19.   Response is  incorporated by reference to  Registrant's  Post-Effective  Amendment No.
      31 on Form N-1A filed May 27, 1999 (File Nos. 2-98237 and 811-4314).
20.   Response is  incorporated by reference to  Registrant's  Post Effective  Amendment No.
      33 on Form N-1A filed July 24, 2000 (File Nos. 2-98237 and 811-4314).
21.   Response is  incorporated by reference to  Registrant's  Post Effective  Amendment No.
      34 on Form N-1A filed July 24, 2001 (File Nos. 2-98237 and 811-4314).

Item 26. Business and Other Connections of Investment Adviser:

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining
         Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated
         Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark
         D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and
         Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box
         2305, Wilmington, DE  19899-2305.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David Bruns
                                             Robert E. Cauley
                                             Regina Clancy
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh
                                             David Bruns
                                             Hanan Callas
                                             Regina Chi
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is
         Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
         15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund
         Complex described in Part B of this Registration Statement.

Item 27.  Principal Underwriters:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money Market
Fund; Federated Limited Duration Government Fund, Inc.; Federated American Leaders
Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Core Trust;
Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund,
Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government
Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.;
Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income
Securities Trust; Federated Income Trust; Federated Index Trust; Federated
Institutional Trust; Federated Insurance Series; Federated International Series,
Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation
Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal
Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated
Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock
Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund;
Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government
Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated
Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds;
Hibernia Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market
Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds;
The Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal
Funds; and Vision Group of Funds.

         (b)

         (1)                         (2)                              (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              Renee L. Gebben
                              John T. Glickson
                              Ernest L. Linane
                              William Rose
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the
            Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779
                                                (Notices should be sent to    the Agent
                                                for Services at above address)

                                                Federated Investors Funds
                                                5800 Corporate Drive
                                                Pittsburgh, PA  15237-7000

            Federated Shareholder Services      P.O. Box 8600
            Company                             Boston, MA 02266-8600
            ("Transfer Agent, Dividend
            Disbursing Agent and
            Portfolio Recordkeeper")

            Federated Services Company          Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            Federated Investment Management     Federated Investors Tower
            Company                             1001 Liberty Avenue
            ("Adviser")                         Pittsburgh, PA  15222-3779

            State Street Bank and Trust         P.O. Box 8600
            Company                             Boston, MA  02266-8600
            ("Custodian")

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant  hereby  undertakes to comply with the provisions of Section 16(c) of the 1940 Act  with  respect  to the  removal  of  Trustees  and the  calling  of special shareholder meetings by shareholders.

                                      SIGNATURES

    Pursuant  to the  requirements  of the  Securities  Act of 1933 and the  Investment
Company Act of 1940, the Registrant,  INTERMEDIATE  MUNICIPAL TRUST,  certifies that it meets all of the requirements  for  effectiveness of this Amendment to its Registration
Statement  pursuant  to Rule  485(b)  under  the  Securities  Act of 1933  and has duly caused this Amendment to its  Registration  Statement to be signed on its behalf by the undersigned,  thereto duly  authorized,  in the City of Pittsburgh and  Commonwealth of
Pennsylvania, on the 29th day of July, 2002.

                             INTERMEDIATE MUNICIPAL TRUST

                  BY: /s/Leslie K. Ross
                  Leslie K. Ross, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  July 29, 2002

    Pursuant to the  requirements  of the Securities Act of 1933, this Amendment to its
Registration  Statement has been signed below by the  following  person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/Leslie K. Ross             Attorney In Fact          July 29 2002
    Leslie K. Ross                For the Persons
    ASSISTANT SECRETARY           Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J. Christopher Donahue*           President and Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

William D. Dawson, III*           Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

*By Power of Attorney